SHORT-TERM DEBT AND LONG-TERM DEBT - Amortization schedules (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	R$ 9,110,972	R$ 8,296,474
2025
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt		1,156,718
2026
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	167,154	168,374
2027
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	2,531,696	2,001,442
2028
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	11,075	14,742
2029 on
SHORT-TERM DEBT AND LONG-TERM DEBT
Long term debt	R$ 6,401,047	R$ 4,955,198